Share-based compensation - Compensation cost (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Share-based compensation expense
Share-based compensation expense	¥ 10,740,648	$ 1,557,248	¥ 71,849,299	¥ 70,588,710
Total unrecognized compensation expense	¥ 619,557		11,094,017	85,785,176	$ 89,827
weighted-average period (in years)	4 months 6 days	4 months 6 days
Deferred tax benefit recognized	¥ 0		0	0
Origination and servicing
Share-based compensation expense
Share-based compensation expense	905,756	$ 131,322	21,345,909	35,885,086
General and administrative
Share-based compensation expense
Share-based compensation expense	9,340,416	1,354,234	48,655,490	32,794,113
Sales and marketing
Share-based compensation expense
Share-based compensation expense	494,476	71,692	1,847,900	1,909,511
Stock options | Origination and servicing
Share-based compensation expense
Share-based compensation expense	26,040,888	3,775,574	10,819,642	6,173,735
Stock options | General and administrative
Share-based compensation expense
Share-based compensation expense	16,743,484	2,427,577	5,321,620	3,064,908
Stock options | Sales and marketing
Share-based compensation expense
Share-based compensation expense	12,795	1,855	444,211	312,785
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense
Share-based compensation expense	42,797,167	$ 6,205,006	16,585,473	9,551,428
Total unrecognized compensation expense	¥ 102,650,058		141,127,667	33,499,672	$ 14,882,859
weighted-average period (in years)	2 years 8 months 23 days	2 years 8 months 23 days
Deferred tax benefit recognized	¥ 0		¥ 0	¥ 0